Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Results of Operations and Assets and Liabilities from Discontinued Operations

The following table shows the results of operations of the Company for the years ended December 31, 2017 and 2018 which are included in the loss from discontinued operations:

	2018	2017

Revenues	$-	$9,337
Cost of Goods Sold	-	(2,631)
Gross Profit	$-	$6,706

General and administrative expense	-	(37,035)
Loss before income taxes from Discontinued Operations		(30,329)

Provision for income taxes	-	-
Net Loss from Discontinued Operations	$-	$(30,329)

The following table shows the carrying amounts of the major classes of assets and liabilities associated with the Company as of the October 22, 2017.

October 22, 2017
(Unaudited)
Amount due to related party	$(31,100)
Cash	1,525
Inventory	3,520
Equipment, net	4,693
Prepaid Expenses	5,790
Account Payable	(895)
TOTAL	$(16,467)